Loan capital (Tables)	12 Months Ended
Sep. 30, 2023
Loan capital
Schedule of loan capital

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Additional Tier 1 (AT1) loan capital
Westpac capital notes	8,056	8,046	8,056	8,046
USD AT1 securities	1,750	1,749	1,750	1,749
Total AT1 loan capital	9,806	9,795	9,806	9,795
Tier 2 loan capital
Subordinated notes	23,370	21,459	22,279	20,939
Total Tier 2 loan capital	23,370	21,459	22,279	20,939
Total loan capital	33,176	31,254	32,085	30,734

Movement reconciliation ($m)
Balance as at beginning of year	31,254	29,067	30,734	29,067
Issuances	3,453	6,527	2,894	6,007
Maturities, repayments, buy-backs and reductions	(1,171)	(2,344)	(1,171)	(2,344)
Total cash movements	2,282	4,183	1,723	3,663
FX translation impact	235	1,723	212	1,723
Fair value hedge accounting adjustments	(623)	(3,254)	(611)	(3,254)
Other	28	(465)	27	(465)
Total non-cash movements	(360)	(1,996)	(372)	(1,996)
Balance as at end of year	33,176	31,254	32,085	30,734

Additional Tier 1 (AT1) loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of AT1 instruments is provided below.

Consolidated and Parent Entity		Potential scheduled	Optional
$m	Distribution or interest rate	conversion date[1]	redemption date[2]	2023	2022
Westpac capital notes (WCN)
AUD 1,690 million WCN5	(3-month BBSW rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,686	1,684
	x (1 - Australian corporate tax rate)
AUD 1,423 million WCN6	(3-month BBSW rate + 3.70% p.a.)	31 July 2026	31 July 2024	1,421	1,419
	x (1 - Australian corporate tax rate)
AUD 1,723 million WCN7	(3-month BBSW rate + 3.40% p.a.)	22 March 2029	22 March 2027	1,714	1,711
	x (1 - Australian corporate tax rate)
AUD 1,750 million WCN8	(3-month BBSW rate + 2.90% p.a.)	21 June 2032	21 September 2029	1,739	1,738
	x (1 - Australian corporate tax rate)
AUD 1,509 million WCN9	(3-month BBSW rate + 3.40% p.a.)	22 June 2031	22 September 2028	1,496	1,494
	x (1 - Australian corporate tax rate)
Total WCN				8,056	8,046
USD AT1 securities
USD 1,250 million USD AT1 securities	Fixed 5.00%[3] p.a.	n/a	21 September 2027	1,750	1,749
Total USD AT1 securities				1,750	1,749

1.

Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied, if ever.

2.

Certain AT1 instruments may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac may elect to redeem the relevant AT1 instrument on the optional redemption date or dates, subject to APRA's prior written approval.

3.

Until but excluding 21 September 2027 (first reset date). If not redeemed, converted or written-off earlier, from, and including, each reset date to, but excluding, the next succeeding reset date, at a fixed rate p.a. equal to the prevailing 5-year USD mid-market swap rate plus 2.89% p.a.

Tier 2 loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of the Group’s Tier 2 instruments (subordinated notes) is provided below:

			Optional
$m	Interest rate	Maturity date	redemption date[1]	2023	2022
Subordinated notes issued by Westpac Banking Corporation

AUD 175 million	Fixed	14 June 2028	14 June 2023	-	172

USD 100 million	Fixed	23 February 2046	n/a	103	121

JPY 20,000 million	Fixed	19 May 2026	n/a	206	212

JPY 10,200 million	Fixed	2 June 2026	n/a	105	108

JPY 10,000 million	Fixed	9 June 2026	n/a	103	106

USD 1,500 million	Fixed	23 November 2031	23 November 2026	2,127	2,134

AUD 350 million	Fixed	16 August 2029	16 August 2024	350	350

AUD 185 million	Fixed	24 January 2048	n/a	184	184

AUD 250 million	Floating	16 February 2028	16 February 2023	-	248

AUD 130 million	Fixed	2 March 2048	n/a	130	130

AUD 725 million	Floating	22 June 2028	22 June 2023	-	722

USD 1,000 million	Fixed	24 July 2039	n/a	1,134	1,257

USD 1,250 million	Fixed	24 July 2034	24 July 2029	1,677	1,708

AUD 1,000 million	Floating	27 August 2029	27 August 2024	1,000	998

USD 1,500 million	Fixed	4 February 2030	4 February 2025	2,199	2,166

USD 1,500 million	Fixed	15 November 2035	15 November 2030	1,802	1,835

USD 1,000 million	Fixed	16 November 2040	n/a	939	1,054

AUD 1,250 million	Floating	29 January 2031	29 January 2026	1,236	1,239

EUR 1,000 million	Fixed	13 May 2031	13 May 2026	1,476	1,342

USD 1,000 million	Fixed	18 November 2041	n/a	989	1,118

USD 1,250 million	Fixed	18 November 2036	18 November 2031	1,529	1,579

JPY 26,000 million	Fixed	8 June 2032	8 June 2027	266	275

USD 1,000 million	Fixed	10 August 2033	10 August 2032	1,346	1,411

SGD 450 million	Fixed	7 September 2032	7 September 2027	498	470

AUD 1,500 million	Floating	23 June 2033	23 June 2028	1,494	-

AUD 300 million	Floating	23 June 2023	23 June 2028	292	-

AUD 1,100 million	Floating	23 June 2038	23 June 2033	1,092	-

Total subordinated notes issued by Westpac Banking Corporation				22,277	20,939
Subordinated notes issued by Westpac New Zealand Limited[2]

NZD 600 million	Fixed	16 September 2032	16 September 2027	553	520

NZD 600 million	Fixed	14 February 2034	14 February 2029	540	-

Total subordinated notes issued by Westpac New Zealand Limited				1,093	520
Total subordinated notes				23,370	21,459

1.

Certain Tier 2 instruments may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac Banking Corporation may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA’s prior written approval.

2.

For subordinated notes issued by Westpac New Zealand Limited, it may elect to redeem all or some of the Tier 2 instruments for their face value together with accrued interest (if any) on the optional redemption date or any interest payment date thereafter, subject to RBNZ’s prior written approval. Early redemption of all of the Tier 2 instruments for certain tax or regulatory reasons is permitted on an interest payment date subject to the RBNZ’s prior written approval.